Project debt	3 Months Ended
Mar. 31, 2023
Project debt [Abstract]
Project debt
Note 15. - Project debt
This note shows the project debt linked to the assets included in Note 6 of these Consolidated Condensed Interim Financial Statements.
Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In addition, the cash of the Company´s projects include funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $202 million as of March 31, 2023 ($208 million as of December 31, 2022).
The breakdown of project debt for both non-current and current liabilities as of March 31, 2023 and December 31, 2022 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2023	2022
	($ in thousands)
Non-current	4,252,226	4,226,518
Current	344,397	326,534
Total Project debt	4,596,623	4,553,052

During the first quarter of 2023, the Company refinanced Solaben 2&3 assets, entering into two green senior euro-denominated loan agreements for the two assets with a syndicate of banks for a total amount of €198.0 million. The new project debt replaced the previous project loans and maturity was extended from December 2030 to June 2037.

The repayment schedule for project debt in accordance with the financing arrangements as of March 31, 2023 is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2023
Interest payment	Nominal repayment	Between January and March 2024	Between April and December 2024	2025	2026	2027	Subsequent years	Total
($ in thousands)
52,924	269,208	22,265	289,308	434,937	344,987	490,139	2,692,855	4,596,623

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2022, was as follows and was consistent with the projected cash flows of the related projects:

2023		2024	2025	2026	2027	Subsequent years	Total
Interest payment	Nominal repayment
15,053	311,481	323,731	442,920	358,444	504,954	2,596,469	4,553,052